CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Adjusted balance after adjustment for change in accounting standard CNY (¥) shares	Ordinary shares IPO CNY (¥) shares	Ordinary shares Follow-on public offering CNY (¥) shares	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥) shares	Additional paid-In capital Adjusted balance after adjustment for change in accounting standard CNY (¥)	Additional paid-In capital IPO CNY (¥)	Additional paid-In capital Follow-on public offering CNY (¥)	Additional paid-In capital CNY (¥)	Statutory reserves Adjusted balance after adjustment for change in accounting standard CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income (loss) Adjusted balance after adjustment for change in accounting standard CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated deficit Adjusted balance after adjustment for change in accounting standard CNY (¥)	Accumulated deficit Adjustment for change in accounting standard CNY (¥)	Accumulated deficit CNY (¥)	Attributable to owners of KE Holdings Inc. Adjusted balance after adjustment for change in accounting standard CNY (¥)	Attributable to owners of KE Holdings Inc. Adjustment for change in accounting standard CNY (¥)	Attributable to owners of KE Holdings Inc. IPO CNY (¥)	Attributable to owners of KE Holdings Inc. Follow-on public offering CNY (¥)	Attributable to owners of KE Holdings Inc. CNY (¥)	Non-controlling interests Adjusted balance after adjustment for change in accounting standard CNY (¥)	Non-controlling interests CNY (¥)	Adjusted balance after adjustment for change in accounting standard CNY (¥)	Adjustment for change in accounting standard CNY (¥)	IPO CNY (¥)	Follow-on public offering CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2019	¥ 202			¥ 202		¥ 2,533,889			¥ 2,533,889	¥ 253,732	¥ 253,732	¥ 63,308	¥ 63,308	¥ (11,866,154)	¥ (90,517)	¥ (11,775,637)	¥ (9,015,023)	¥ (90,517)			¥ (8,924,506)	¥ 87,203	¥ 87,203	¥ (8,927,820)	¥ (90,517)			¥ (8,837,303)
Beginning balance (in shares) at Dec. 31, 2019 | shares	1,470,166,690			1,470,166,690
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)																2,777,592					2,777,592		731					¥ 2,778,323
Exercise of share options (in shares) | shares																												0	0
Issuance of ordinary shares		¥ 51	¥ 16	¥ 3			¥ 16,345,771	¥ 15,284,267	605,392										¥ 16,345,822	¥ 15,284,283	605,395					¥ 16,345,822	¥ 15,284,283	¥ 605,395
Issuance of ordinary shares (in shares) | shares		365,700,000	122,130,000	22,652,050
Share-based compensation									2,252,589												2,252,589							2,252,589
Accretion on convertible redeemable preferred shares to redemption value									(1,755,228)												(1,755,228)							(1,755,228)
Automatic conversion of preferred shares into ordinary shares upon initial public offering ("IPO")				¥ 210					42,127,913												42,128,123							42,128,123
Automatic conversion of preferred shares into ordinary shares upon initial public offering ("IPO") (in shares) | shares				1,510,766,620
Ordinary shares issuance upon IPO, net of issuance costs																												16,345,822
Appropriation to statutory reserves											139,102					(139,102)												(139,100)
Currency translation adjustments													(1,897,395)								(1,897,395)							(1,897,395)
Acquisition of non-controlling interests									39,289												39,289		(60,865)					(21,576)
Ending balance at Dec. 31, 2020				¥ 482					77,433,882		392,834		(1,834,087)			(9,227,664)					66,765,447		27,069					66,792,516
Ending balance (in shares) at Dec. 31, 2020 | shares				3,491,415,360
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)																(524,129)					(524,129)		(637)					(524,766)
Exercise of share options				¥ 7																	7							¥ 7
Exercise of share options (in shares) | shares				57,076,970																								57,076,970	57,076,970
Share-based compensation									1,538,287												1,538,287							¥ 1,538,287
Appropriation to statutory reserves											91,053					(91,053)												(91,100)
Currency translation adjustments													(841,214)								(841,214)							(841,214)
Acquisition of a subsidiary with noncontrolling interests																							55,085					55,085
Unrealized gains on available-for-sale investments, net of reclassification													45,242								45,242							45,242
Unrealized gains on available-for-sale investments, amounts reclassified from accumulated other comprehensive income													(9,664)								(9,664)							(9,664)
Ending balance at Dec. 31, 2021				¥ 489					78,972,169		483,887		(2,639,723)			(9,842,846)					66,973,976		81,517					67,055,493
Ending balance (in shares) at Dec. 31, 2021 | shares				3,548,492,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)																(1,386,074)					(1,386,074)		(11,210)					(1,397,284)	$ (202,586)
Exercise of share options				¥ 3																	3							¥ 3
Exercise of share options (in shares) | shares				24,383,373																								24,383,373	24,383,373
Vesting of restricted share units (in shares) | shares				576,720
Share-based compensation									2,425,249												2,425,249							¥ 2,425,249
Cancellation of ordinary shares				¥ (5)	¥ 1,094,467				(1,094,462)
Cancellation of ordinary shares (in shares) | shares				(35,246,628)	35,246,628
Repurchase of ordinary shares					¥ (1,319,796)																(1,319,796)							(1,319,796)
Repurchase of ordinary shares (in shares) | shares					(41,707,914)
Appropriation to statutory reserves											176,930					(176,930)												(176,900)
Currency translation adjustments													2,602,071								2,602,071							2,602,071	$ 377,265
Acquisition of a subsidiary with noncontrolling interests																							63,771					63,771
Unrealized gains on available-for-sale investments, net of reclassification													(470,589)								(470,589)							(470,589)
Unrealized gains on available-for-sale investments, amounts reclassified from accumulated other comprehensive income													95,520								95,520							95,520
Ending balance at Dec. 31, 2022				¥ 487					¥ 80,302,956		¥ 660,817		¥ (412,721)			¥ (11,405,850)					¥ 68,920,360		¥ 134,078					69,054,438	10,011,951
Ending balance (in shares) at Dec. 31, 2022 | shares				3,538,205,792
Treasury shares, ending balance at Dec. 31, 2022					¥ (225,329)																							¥ 225,329	$ 32,670
Treasury shares, ending balance (in shares) at Dec. 31, 2022 | shares					(6,461,286)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Surrender of ordinary shares (in shares) | shares				(3)